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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Senior Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-CE-SINC-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–133.04%(a)(b)

Aerospace & Defense–4.24%

BE Aerospace Inc., Term Loan (c)	—	12/16/21	$4,480	$4,494,394
CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/19	1,865	1,879,105
Second Lien Term Loan	8.25%	11/30/19	155	157,158
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	1,086	1,090,377
Term Loan	5.00%	03/27/20	159	159,670
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	2,744	2,764,366
Term Loan B-2	5.00%	11/02/18	1,068	1,076,260
Element Materials Technology Group US Holdings Inc., Term Loan B (Acquired 08/06/14; Cost $758,536)	5.25%	08/08/21	762	760,283
IAP Worldwide Services, Revolver Loan(c)	—	07/18/18	1,255	1,261,079
Second Lien Term Loan	8.00%	07/18/19	1,479	1,301,851
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	251	251,348
First Lien Term Loan	4.75%	10/25/19	6,333	6,332,691
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,830	2,808,801
Sequa Corp., Term Loan	5.25%	06/19/17	3,847	3,762,562
Transdigm Inc., Term Loan C	3.75%	02/28/20	8,692	8,630,034
Term Loan D	3.75%	06/04/21	2,495	2,476,733
				39,206,712

Air Transport–1.12%

American Airlines, Inc., Term Loan B	3.75%	06/27/19	442	438,817
Delta Air Lines, Inc., Revolver Loan(d)	0.00%	04/20/16	7,316	7,169,254
Revolver Loan(d)	0.00%	10/18/17	1,076	1,046,233
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	1,700	1,692,993
				10,347,297

Automotive–6.98%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	2,505	2,517,495
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	2,804	2,814,047
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	2,706	2,714,577
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	1,252	1,239,552
Second Lien Term Loan	9.75%	11/03/22	548	525,214
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,741	1,729,797
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	18,405	18,393,292
Gates Global, LLC, Term Loan	4.25%	07/05/21	5,391	5,348,382
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,088	3,105,203
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	1,140	1,150,061
KAR Auction Services, Inc., Term Loan B-2	3.50%	03/11/21	846	845,986
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	1,561	1,568,169
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.75%	08/18/21	124	124,249
Term Loan	4.75%	08/18/21	1,099	1,102,710
MPG Holdco I Inc., Term Loan	4.50%	10/20/21	2,845	2,859,806
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/20	3,211	3,221,111
TI Group Automotive Systems, LLC, Term Loan	4.25%	07/02/21	6,658	6,641,455

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	$3,897	$3,884,161
Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	3,701	3,682,404
Second Lien Term Loan (Acquired 10/11/12-10/25/13; Cost $1,110,952)	10.00%	10/09/19	1,117	1,106,269
				64,573,940

Beverage & Tobacco–0.35%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	1,583	1,587,694
Winebow Holdings, Inc., First Lien Term Loan	4.75%	07/01/21	905	903,999
Second Lien Term Loan (Acquired 06/27/14; Cost $722,339)	8.50%	12/31/21	728	722,047
				3,213,740

Building & Development–2.94%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	2,494	2,453,966
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	3,270	3,311,310
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan(d)	0.00%	02/28/17	16	5,726
PIK Exit Revolver Loan (e)	5.00%	02/28/17	222	78,137
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	611	612,336
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/20	5,150	5,117,958
Second Lien Term Loan	7.00%	03/26/21	1,062	1,069,844
Re/Max International, Inc., Term Loan	4.00%	07/31/20	1,988	1,963,518
Realogy Corp., Revolver Loan(d)	0.00%	03/05/18	2,886	2,785,315
Synthetic LOC (Acquired 08/08/12; Cost $13,407)	4.41%	10/10/16	14	13,371
Term Loan B	3.75%	03/05/20	7,961	7,946,222
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14-09/30/14; Cost $85,847) (e)	8.00%	03/07/16	86	85,815
PIK Term Loan B (Acquired 03/07/14-09/30/14; Cost $22,632) (e)	6.50%	02/28/19	623	9,339
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $1,688,246)	6.00%	02/15/17	1,697	1,703,973
				27,156,830

Business Equipment & Services–14.10%

Accelya International S.A., (Luxembourg) Term Loan A-1 (Acquired 03/06/14; Cost $1,410,561)	4.98%	03/06/20	1,418	1,408,789
Term Loan A-2 (Acquired 03/06/14; Cost $487,503)	4.98%	03/06/20	490	486,890
Acosta, Inc., Term Loan	5.00%	09/26/21	4,000	4,024,969
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	8,046	8,025,535
Incremental Term Loan B-2	4.25%	07/08/20	12,957	12,891,747
Second Lien Term Loan	8.50%	03/03/21	15,503	15,662,750
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	930	931,739
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/20	3,859	3,824,763
Second Lien Term Loan	7.50%	12/17/21	665	661,728
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	277	267,466
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	2,450	2,469,824
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	2,284	2,175,440
Term Loan B	4.50%	04/09/21	3,777	3,693,394
Connolly, LLC, First Lien Term Loan	5.00%	05/14/21	3,607	3,624,961
Second Lien Term Loan	8.00%	05/14/22	2,051	2,059,128
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	2,423	2,378,823

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)
Second Lien Term Loan	8.75%	12/21/20	$731	$722,029
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	2,031	2,028,957
First Data Corp., Term Loan	3.66%	03/23/18	18,697	18,493,040
Term Loan	3.66%	09/24/18	2,233	2,205,761
Term Loan	4.16%	03/24/21	3,032	3,020,940
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/20	2,203	2,197,988
Hillman Group Inc., Term Loan	4.50%	06/30/21	1,102	1,105,771
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,442	2,463,471
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	173	171,512
Term Loan	4.25%	01/27/21	1,386	1,359,144
Intertrust Group B.V., (Netherlands) Second Lien Term Loan 2	8.00%	04/16/22	1,655	1,640,447
Term Loan B-5	4.45%	04/16/21	1,267	1,257,748
Karman Buyer Corp., Delayed Draw Term Loan	4.25%	07/25/21	140	139,042
Second Lien Term Loan	7.50%	07/25/22	2,682	2,671,440
Term Loan	4.25%	07/25/21	4,196	4,171,262
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	7,895	7,924,952
Second Lien Term Loan	9.75%	04/30/20	1,274	1,317,966
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	3,054	3,088,046
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	754	740,277
Servicemaster Co. (The), Term Loan	4.25%	07/01/21	2,763	2,750,694
SunGard Data Systems Inc., Term Loan C	3.91%	02/28/17	200	200,030
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,154	2,148,955
Second Lien Term Loan	9.00%	08/14/20	209	207,844
Trans Union LLC, Revolver Loan(d)	0.00%	04/09/19	832	819,771
Revolver Loan	3.75%	04/09/19	126	124,207
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	937	942,813
Second Lien Term Loan	8.25%	09/17/22	732	734,133
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,170	1,158,419
				130,394,605

Cable & Satellite Television–3.49%

Charter Communications Operating LLC, Term Loan G	4.25%	09/12/21	6,397	6,450,524
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	5,966	5,959,033
MCC Iowa, Term Loan J	3.75%	06/30/21	448	443,394
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17	1,516	1,498,893
Term Loan G	3.75%	06/30/21	1,177	1,175,874
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	4,257	4,219,853
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	4,243	4,239,256
Ziggo B.V., (Netherlands) Term Loan B-1	3.25%	01/15/22	3,110	3,064,801
Term Loan B-2	3.50%	01/15/22	2,004	1,975,016
Term Loan B-3	3.50%	01/15/22	3,297	3,248,196
				32,274,840

Chemicals & Plastics–7.18%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	173	173,217
Term Loan B-2	4.50%	10/03/19	90	89,876

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Arysta LifeScience SPC, LLC, First Lien Term Loan	4.50%	05/29/20	$7,103	$7,097,544
Second Lien Term Loan	8.25%	11/30/20	1,663	1,678,495
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	5,120	4,997,975
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	1,300	1,291,524
Second Lien Term Loan	8.25%	06/02/20	489	488,276
Citadel Plastics Holdings, Inc., Incremental Term Loan (c)	—	11/05/20	660	661,203
Colouroz Investment LLC, (Germany) First Lien Term Loan B-2	4.75%	09/07/21	3,291	3,264,554
Second Lien Term Loan B-2	8.25%	09/05/22	1,800	1,741,465
Term Loan C	4.75%	09/07/21	544	541,538
Eco Services Operations LLC, Term Loan (c)	—	12/01/21	1,112	1,114,906
Ferro Corp., Term Loan	4.00%	07/30/21	689	684,785
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,657	1,650,556
Huntsman International LLC, Incremental Term Loan	3.75%	08/12/21	11,416	11,309,074
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	1,349	1,336,977
Kronos Worldwide, Inc., Term Loan	4.75%	02/18/20	1,003	1,006,091
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	3,423	3,385,646
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,904	1,887,197
Otter Products, LLC, Term Loan B	5.75%	06/03/20	3,519	3,490,337
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	3,436	3,380,145
Second Lien Term Loan	8.25%	07/15/20	1,440	1,406,461
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	369	367,075
Term Loan	4.75%	06/16/21	762	764,334
PQ Corp., Term Loan	4.00%	08/07/17	995	991,703
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19	3,480	3,486,081
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,087	1,076,455
Univar Inc., Term Loan B	5.00%	06/30/17	4,317	4,301,901
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	594	580,583
Term Loan	4.50%	06/07/20	1,311	1,308,917
Term Loan	4.50%	06/07/20	890	889,254
				66,444,145

Clothing & Textiles–0.32%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (Acquired 05/22/14; Cost $1,738,754)	5.50%	05/27/21	1,755	1,748,473
Second Lien Term Loan	9.00%	05/27/22	838	833,561
Outerstuff LLC, Term Loan	5.00%	07/28/21	377	376,135
				2,958,169

Conglomerates–1.01%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	1,473	1,472,796
Term Loan B-2	4.25%	08/30/20	146	146,104
Term Loan B-3	4.25%	08/30/20	440	440,252
Delachaux S.A. (France), Term Loan B-2	5.25%	10/14/21	1,235	1,239,679
Epiq Systems, Inc., Term Loan	4.25%	08/27/20	2,700	2,681,419
Penn Engineering & Manufacturing Corp., Term Loan B	4.50%	08/29/21	756	751,735
Polymer Group, Inc., Term Loan	5.25%	12/19/19	2,622	2,631,674
				9,363,659

Containers & Glass Products–1.91%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/22	722	724,224
Term Loan	4.50%	10/01/21	1,483	1,482,849

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–(continued)

Berry Plastics Group, Inc., Term Loan E	3.75%	01/06/21	$3,192	$3,154,919
BWAY Holding Co., Term Loan	5.50%	08/14/20	4,914	4,935,477
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,304	1,288,817
Devix US, Inc., First Lien Term Loan B	4.25%	04/30/21	974	973,430
Second Lien Term Loan	8.00%	05/02/22	651	649,362
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	1,573	1,582,256
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	1,936	1,934,031
Second Lien Term Loan	10.00%	05/09/21	410	408,236
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	12	11,676
Ranpak Corp., First Lien Term Loan	4.75%	10/01/21	321	320,691
Second Lien Term Loan	8.25%	10/03/22	217	217,490
				17,683,458

Cosmetics & Toiletries–0.71%

Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 09/25/06-02/06/13; Cost $5,267,974)	7.00%	02/19/15	1,691	1,682,934
Prestige Brands, Inc., Term Loan B-1 (c)	—	01/31/19	2,435	2,441,899
Vogue International LLC, Term Loan B	5.25%	02/14/20	2,437	2,433,521
				6,558,354

Drugs–2.94%

BPA Laboratories, First Lien Term Loan	2.73%	07/03/17	1,916	1,734,064
Second Lien Term Loan	2.73%	07/03/17	1,666	1,488,325
Catalent Pharma Solutions, Inc., Term Loan	4.25%	05/20/21	4,529	4,540,711
Grifols Worldwide Operations USA, Inc., Term Loan B	3.16%	02/27/21	6,433	6,384,635
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	11,386	11,449,647
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1 Term Loan B	3.50%	08/05/20	1,591	1,583,584
				27,180,966

Ecological Services & Equipment–0.04%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	382	375,891

Electronics & Electrical–9.51%

4L Technologies Inc., Term Loan	5.50%	05/08/20	5,799	5,780,276
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,331	1,327,864
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,108	8,114,631
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,719	1,694,728
Carros US LLC, Term Loan	4.50%	09/30/21	933	934,944
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,439	2,138,495
Dell International LLC, Term Loan C	3.75%	10/29/18	5,248	5,219,550
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	4,019	4,008,809
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	2,039	2,044,113
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	7,833	7,782,023
Term Loan B-5	5.00%	01/15/21	2,409	2,418,007
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	1,160	1,145,613
Term Loan B-5	3.75%	06/03/20	175	173,134
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	4,650	4,518,126
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	3,868	3,882,887
MSC Software Corp., First Lien Term Loan	5.00%	05/29/20	845	844,543
Second Lien Term Loan	8.50%	06/01/21	419	412,592

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	$1,114	$1,100,590
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,467	1,465,093
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	1,368	1,368,743
Second Lien Term Loan	8.25%	06/17/22	369	359,466
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	9,871	9,303,296
Second Lien Term Loan	11.25%	12/21/19	763	668,097
Ship Luxco 3 S.a.r.l., (Luxembourg) Term Loan	4.50%	11/29/19	2,850	2,859,058
Term Loan B-2A-II	5.25%	11/30/19	963	970,661
SkillSoft Corp., Second Lien Term Loan	9.25%	04/28/22	1,369	1,310,886
Term Loan	5.75%	04/28/21	6,897	6,840,346
Sybil Software LLC, Term Loan (Acquired 03/18/14-04/28/14; Cost $1,776,017)	4.75%	03/20/20	1,782	1,782,339
TIBCO Software, Inc., Term Loan (c)	—	12/05/20	706	693,699
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	6,787	6,851,604
				88,014,213

Equipment Leasing–0.39%

IBC Capital US LLC, Second Lien Term Loan	8.00%	09/09/22	716	716,619
Term Loan	4.75%	09/09/21	2,864	2,870,818
				3,587,437

Financial Intermediaries–1.76%

iPayment Inc., Term Loan	6.75%	05/08/17	3,805	3,780,922
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	6,959	6,399,864
RJO Holdings Corp., Term Loan (Acquired 12/10/10-02/08/11; Cost $3,317,873)	6.91%	12/10/15	3,372	3,152,621
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	2,709	2,726,286
TMFS Holdings, LLC, Term Loan	5.50%	07/30/21	206	204,107
				16,263,800

Food & Drug Retailers–1.34%

Albertson’s LLC, Term Loan B-4	4.50%	08/25/21	7,388	7,419,945
Term Loan B-4-1	4.50%	08/25/21	859	862,306
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/20	1,716	1,734,875
Supervalu Inc., Term Loan	4.50%	03/21/19	2,369	2,361,883
				12,379,009

Food Products–6.09%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	6,774	6,786,432
Second Lien Term Loan	9.50%	10/10/17	728	721,536
Big Heart Pet Brands, Term Loan	3.50%	03/09/20	5,089	4,929,956
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,992	2,926,289
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/20	5,862	5,781,439
Second Lien Term Loan	8.75%	07/03/21	1,506	1,472,175
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	4,021	3,749,277
Second Lien Term Loan	8.25%	08/18/21	2,067	1,808,785
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	715	710,952
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	4,910	4,900,546
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18	7,110	7,047,349
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/19	1,374	1,367,140

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–(continued)

Term Loan	4.50%	06/02/21	$2,266	$2,273,006
JBS USA, LLC, Incremental Term Loan	3.75%	09/18/20	550	548,149
Term Loan	3.75%	05/25/18	2,906	2,898,283
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,831	1,872,954
Charger OpCo B.V., Term Loan B-1	3.50%	07/23/21	4,302	4,290,867
Shearer’s Foods, LLC, First Lien Term Loan	4.50%	06/30/21	2,008	2,006,730
Second Lien Term Loan	7.75%	06/30/22	214	210,718
				56,302,583

Food Service–4.85%

ARG IH Corp., Term Loan	4.75%	11/15/20	804	805,958
Burger King Corp., Term Loan B	4.50%	10/27/21	18,473	18,541,100
Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	1,247	1,244,249
Second Lien Term Loan	8.00%	08/01/22	286	286,580
PSSI Holdings LLC, Term Loan (c)	—	12/02/21	718	721,452
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	1,722	1,729,212
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,732,563)	8.75%	02/28/19	1,794	1,542,488
Steak N’ Shake Operations, Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $1,285,977)	4.75%	03/19/21	1,296	1,292,710
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/21	1,257	1,257,515
Second Lien Term Loan (Acquired 09/26/14; Cost $570,318)	8.50%	10/01/22	576	573,086
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	11,167	11,172,831
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	7,235	5,654,440
				44,821,621

Forest Products–0.40%

NewPage Corp., Term Loan B	9.50%	02/11/21	2,423	2,361,732
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	1,365	1,365,541
				3,727,273

Health Care–9.00%

Accellent Inc., Second Lien Term Loan	7.50%	03/12/22	1,107	1,079,659
Term Loan	4.50%	03/12/21	6,025	5,970,869
Alere Inc., Term Loan B	4.25%	06/30/17	4,252	4,250,531
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,160	1,161,852
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	7,329	7,326,814
CareCore National, LLC, Term Loan (c)	—	03/05/21	1,279	1,284,614
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	2,999	3,007,961
Community Health Systems, Inc., Term Loan E	3.49%	01/25/17	327	326,994
Creganna Finance (US) LLC, First Lien Term Loan(c)	—	12/01/21	640	642,706
Second Lien Term Loan(c)	—	06/01/22	634	638,073
DJO Finance LLC, Term Loan B	4.25%	09/15/17	5,943	5,944,964
Drumm Investors LLC, Term Loan	6.75%	05/04/18	807	813,289
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	6,806	6,761,081
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	17,277	17,224,988
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	1,189	1,202,639
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	6,494	6,403,094
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	4,155	4,124,037
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/21	2,151	2,112,709
Term Loan	5.25%	11/03/20	1,561	1,562,297
Surgical Care Affiliates, LLC, Revolver Loan B	0.87%	06/30/16	340	336,624

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Health Care–(continued)

Revolver Loan B(d)	0.00%	06/30/16	$2,660	$2,631,276
Term Loan B	4.23%	12/29/17	5,955	5,940,150
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	2,616	2,511,410
				83,258,631

Home Furnishings–0.71%

Britax Group Ltd., Term Loan	4.50%	10/15/20	470	334,522
Mattress Holding Corp., Term Loan	5.25%	10/20/21	2,471	2,478,907
PGT, Inc., Term Loan	5.25%	09/22/21	917	922,511
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	2,836	2,831,585
				6,567,525

Industrial Equipment–2.51%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	1,498	1,465,435
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	679	681,628
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	582	570,517
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,507	2,449,428
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	1,740	1,701,873
Second Lien Term Loan	7.00%	11/22/21	960	935,543
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	1,271	1,265,183
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	3,355	3,359,262
Filtration Group Corp., First Lien Term Loan	4.50%	11/20/20	1,467	1,470,005
Second Lien Term Loan	8.25%	11/22/21	950	953,691
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,386	1,353,946
Husky Injection Molding Systems Ltd. (Canada), Second Lien Term Loan	7.25%	06/30/22	363	357,165
MX Holdings US, Inc., Term Loan B-1	4.25%	08/14/20	1,663	1,667,342
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,157	2,144,468
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	1,492	1,485,000
Unifrax Holding Co., Term Loan	4.25%	11/28/18	244	242,138
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,095	1,094,243
				23,196,867

Insurance–0.68%

Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22	695	697,548
Term Loan	4.25%	01/23/21	581	579,429
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	1,882	1,768,784
Second Lien Term Loan	8.25%	10/16/20	1,270	1,130,599
York Risk Services Holding Corp., Delayed Draw Term Loan(d)	3.75%	10/01/21	209	208,207
Term Loan	4.75%	10/01/21	1,929	1,925,918
				6,310,485

Leisure Goods, Activities & Movies–4.65%

Alpha Topco Ltd., (United Kingdom) Second Lien Term Loan	7.75%	07/29/22	5,849	5,841,335
Term Loan B-3	4.75%	07/30/21	17,123	17,021,152
CWGS Group, LLC, Term Loan	5.75%	02/20/20	6,505	6,513,352
Dave & Buster’s, Inc., Term Loan	4.50%	07/25/20	558	558,739
Dorna Sports, S.L. (Spain), Term Loan B	4.33%	04/30/21	1,204	1,191,472
Equinox Holdings Inc., First Lien Term Loan	4.50%	01/31/20	2,809	2,800,777
Revolver Loan (Acquired 04/14/14-10/07/14; Cost $730,484) (d)	0.00%	02/01/18	730	677,524
Revolver Loan (Acquired 10/07/14-11/20/14; Cost $243,495)	6.25%	02/01/18	244	225,842

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Leisure Goods, Activities & Movies–(continued)

Fitness International, LLC, Term Loan B	5.50%	07/01/20	$2,586	$2,560,227
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.41%	06/28/19	3,228	3,231,673
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	751	750,850
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	981	976,074
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	713	686,081
				43,035,098

Lodging & Casinos–5.49%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	3,218	3,196,769
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,501	3,284,033
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,227	3,072,306
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	1,874	1,890,769
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan	6.25%	12/27/20	1,310	1,323,142
Harrah’s Operating Co., Inc., Term Loan B-4	10.50%	10/31/16	295	272,272
Term Loan B-6	6.99%	03/01/17	3,759	3,441,840
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	5,033	4,995,203
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	5,323	5,311,305
Scientific Games International, Inc., Term Loan	6.00%	10/18/20	13,215	13,051,084
Term Loan B-2	6.00%	10/01/21	6,283	6,200,065
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	2,918	2,941,616
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	1,810	1,633,652
Second Lien Term Loan	8.75%	08/20/20	263	206,769
				50,820,825

Nonferrous Metals & Minerals–0.98%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	1,809	1,537,712
Arch Coal, Inc., Term Loan	6.25%	05/16/18	4,197	3,719,452
EP Minerals, LLC, Term Loan	5.50%	08/20/20	453	454,563
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,445	3,360,636
				9,072,363

Oil & Gas–8.73%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	2,588	2,459,412
Second Lien Term Loan	8.50%	08/04/21	504	463,970
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	29	28,613
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	1,336	1,345,532
Bronco Midstream Funding, LLC, Term Loan (Acquired 08/20/13; Cost $3,204,782)	5.00%	08/15/20	3,231	3,231,245
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,968	1,965,883
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	9,529	8,862,138
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,511	3,277,137
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,458	1,449,224
Expro US Finco LLC, Term Loan	5.75%	09/02/21	3,399	3,289,802
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	5,527	5,040,955
Term Loan	3.88%	09/28/18	2,398	2,304,569
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,972	3,793,342
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $515,226)	4.50%	05/02/16	515	516,514
HGIM Corp., Term Loan B	5.50%	06/18/20	4,911	4,484,981
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,259	2,173,929
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,433	1,400,961
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,631	2,635,889
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	716	712,711
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/20	1,087	1,059,559
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,285	1,130,391

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–(continued)

Petroleum Geo-Services ASA, Term Loan	3.25%	03/19/21	$3,405	$3,156,020
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	1,853	1,830,228
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	4,368	3,994,007
Seadrill Operating LP, Term Loan	4.00%	02/21/21	12,886	11,709,836
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	645	623,748
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	3,415	3,426,058
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,226	2,980,805
Utex Industries, Inc., First Lien Term Loan	5.00%	05/21/21	1,039	1,027,981
Second Lien Term Loan	8.25%	05/20/22	410	406,184
				80,781,624

Publishing–4.04%

Chesapeake US Holdings Inc., Term Loan A	4.25%	09/30/20	910	901,378
Term Loan B	4.25%	09/30/20	1,958	1,939,155
Cygnus Business Media, Inc., Term Loan (c)(f)	—	12/31/15	1,451	145,068
Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/17	2,879	2,504,782
Term Loan	4.75%	10/18/19	3,532	3,349,835
Harland Clarke Holdings Corp., Term Loan B-2	5.48%	06/30/17	396	397,138
Term Loan B-4	6.00%	08/04/19	802	806,101
Interactive Data Corp., Term Loan	4.50%	05/02/21	6,045	6,080,989
MC Communications, LLC, Term Loan (g)	0.00%	03/31/15	1,553	54,350
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	3,797	3,711,238
Merrill Communications LLC, Term Loan	5.75%	03/08/18	5,441	5,466,316
Newsday, LLC, Term Loan	3.66%	10/12/16	1,824	1,818,373
ProQuest LLC, Term Loan	5.25%	10/24/21	2,445	2,461,427
Tribune Co., Term Loan	4.00%	12/27/20	7,753	7,731,219
				37,367,369

Radio & Television–3.48%

Block Communications, Inc., Incremental Term Loan B	5.75%	11/07/21	644	647,227
Clear Channel Communications, Inc., Term Loan B	3.81%	01/29/16	167	165,511
Term Loan D	6.91%	01/30/19	16,484	15,539,719
Term Loan E	7.66%	07/31/19	5,485	5,287,371
Gray Television, Inc., Term Loan	3.75%	06/13/21	701	696,628
Media General, Inc., Term Loan B-2 (c)	—	07/31/20	2,414	2,412,797
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	168	167,816
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	4,267	4,163,142
Term Loan	3.50%	02/13/17	3,174	3,136,155
				32,216,366

Retailers (except Food & Drug)–7.72%

David’s Bridal, Inc., Asset-Based Revolver Loan (Acquired 12/18/12-11/26/14; Cost $1,994,854)	3.50%	10/11/17	1,995	1,855,214
Term Loan(d)	0.00%	10/11/19	1,872	1,811,918
Term Loan	5.25%	10/11/19	490	474,065
Hudson’s Bay Co. (Canada), First Lien Term Loan (c)	—	11/04/20	376	377,768
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	1,192	1,137,047
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	1,228	1,192,774
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,312	2,300,887
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	1,088	1,082,501
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	4,539	4,555,989

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–(continued)

Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/20	$3,700	$3,693,329
National Vision, Inc., First Lien Term Loan	4.00%	03/13/21	2,714	2,665,466
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,115	2,040,610
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	1,940	1,940,396
Payless Inc., Second Lien Term Loan	8.50%	03/11/22	1,136	1,083,208
Term Loan	5.00%	03/11/21	3,863	3,722,499
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	2,025	2,021,613
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,161	1,158,496
Savers Inc., Term Loan	5.00%	07/09/19	5,326	5,320,979
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	13,338	12,960,602
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	9,419	9,376,103
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	6,876	6,539,713
Toys ‘R’ US-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/19	925	912,092
Term Loan A-1	8.25%	10/24/19	1,147	1,130,994
Term Loan B-2	5.25%	05/25/18	125	96,727
Term Loan B-3	5.25%	05/25/18	39	29,729
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,057	1,943,873
				71,424,592

Steel–0.38%

JMC Steel Group Inc., Term Loan	4.75%	04/01/17	1,490	1,480,775
TMS International Corp., Term Loan B	4.50%	10/16/20	2,032	2,032,399
				3,513,174

Surface Transport–1.23%

Kenan Advantage Group, Inc., Term Loan	3.75%	06/11/16	762	759,706
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	3,599	3,621,649
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	3,264	3,068,412
Swift Transportation Co., LLC, Term Loan B	3.75%	06/09/21	936	934,398
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	2,103	2,071,409
Vouvray US Finance LLC, Term Loan	5.00%	06/27/21	452	452,629
Second Lien Term Loan	8.50%	12/27/21	516	513,525
				11,421,728

Telecommunications–8.19%

Avaya Inc., Term Loan B-3	4.65%	10/26/17	15,118	14,720,811
Term Loan B-6	6.50%	03/31/18	899	896,649
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	10,117	10,161,699
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,306	6,360,788
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,091	2,094,969
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	4,355	4,360,241
Term Loan B	4.50%	01/31/22	9,097	9,142,788
Term Loan B-III	4.00%	08/01/19	4,217	4,215,118
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	80	81,554
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	3,001	2,906,876
NTELOS Inc., Term Loan B	5.75%	11/09/19	5,980	5,931,358
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	3,500	3,446,048
U.S. TelePacific Corp., Term Loan	6.00%	11/25/20	3,937	3,917,240
XO Communications, LLC, Term Loan	4.25%	03/20/21	1,198	1,191,652
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	6,355	6,368,378
				75,796,169

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utilities–3.58%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	$3,439	$3,375,973
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,541	2,537,044
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16	2,000	2,004,380
EquiPower Resources Holdings, LLC, First Lien Term Loan B	4.25%	12/21/18	2,507	2,508,697
First Lien Term Loan C	4.25%	12/31/19	2,924	2,926,313
Granite Acquisition, Inc., First Lien Term Loan B(c)	—	01/01/21	7,044	7,102,346
Second Lien Term Loan B(c)	—	01/01/22	1,457	1,479,360
Term Loan C(c)	—	01/01/21	310	312,503
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	955	958,276
Southeast PowerGen LLC, Term Loan B (c)	—	12/02/21	1,029	1,034,261
Texas Competitive Electric Holdings Co. LLC, PIK Term Loan (e)(h)	4.65%	10/10/17	613	445,778
TPF II Power, LLC, Term Loan	5.50%	10/02/21	7,725	7,794,817
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	674	664,575
				33,144,323
Total Variable Rate Senior Loan Interests				1,230,755,681

Bonds and Notes–8.43%

Aerospace & Defense–0.08%

LMI Aerospace, Inc. (i)	7.38%	07/15/19	703	699,485

Business Equipment & Services–0.26%

ADT Corp.	6.25%	10/15/21	1,428	1,504,755
First Data Corp. (i)	6.75%	11/01/20	851	908,443
				2,413,198

Cable & Satellite Television–0.86%

UPC Broadband Holdings, B.V. (Netherlands) (i)	6.63%	07/01/20	1,116	1,180,170
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/21	5,862	6,455,820
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/22	263	288,327
				7,924,317

Chemicals & Plastics–1.11%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,958	8,734,050
Ineos Holdings Ltd. (i)	6.13%	08/15/18	572	566,280
Ineos Holdings Ltd. (i)	8.38%	02/15/19	367	391,772
Ineos Holdings Ltd. (i)	7.50%	05/01/20	234	248,625
Taminco Global Chemical Corp. (i)	9.75%	03/31/20	337	370,700
				10,311,427

Containers & Glass Products–0.98%

Ardagh Glass Finance PLC (i)	6.25%	01/31/19	921	927,907
Ardagh Glass Finance PLC (i)	7.00%	11/15/20	192	195,840
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,274	2,421,810
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,172	3,421,795
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,061	2,120,254
				9,087,606

Electronics & Electrical–0.27%

Blackboard Inc. (i)	7.75%	11/15/19	2,486	2,523,290

Food Products–0.06%

Chiquita Brands LLC	7.88%	02/01/21	476	518,245

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Forest Products–0.30%

Verso Paper Holdings LLC	11.75%	01/15/19	$2,868	$2,810,640

Health Care–0.89%

Biomet, Inc.	6.50%	08/01/20	704	755,920
Community Health Systems, Inc. (i)	6.88%	02/01/22	548	583,620
DJO Finance LLC	9.75%	10/15/17	2,773	2,814,595
DJO Finance LLC	8.75%	03/15/18	2,058	2,184,052
Kinetic Concepts, Inc.	10.50%	11/01/18	1,728	1,922,400
				8,260,587

Lodging & Casinos–0.07%

Harrah’s Operating Co., Inc.	9.00%	02/15/20	785	622,113

Nonferrous Metals & Minerals–0.25%

TiZir Ltd. (United Kingdom) (i)	9.00%	09/28/17	2,600	2,288,000

Oil & Gas–0.88%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/17	3,862	3,601,315
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/20	2,587	2,179,547
Seventy Seven Operating LLC (i)	6.50%	07/15/22	111	85,470
Tervita Corp. (Canada) (i)	8.00%	11/15/18	2,263	2,116,584
Western Refining, Inc.	6.25%	04/01/21	201	196,980
				8,179,896

Publishing–0.33%

Merrill Communications LLC (i)	10.00%	03/08/23	3,481	3,063,528

Radio & Television–0.09%

Sinclair Television Group, Inc.	6.38%	11/01/21	777	807,109

Retailers (except Food & Drug)–0.57%

Claire’s Stores Inc. (i)	9.00%	03/15/19	1,627	1,649,371
Claire’s Stores Inc. (i)	6.13%	03/15/20	1,173	1,096,755
Guitar Center, Inc. (i)	6.50%	04/15/19	2,437	2,138,468
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost 2,327,543) (i)	10.00%	06/14/19	821	410,513
				5,295,107

Telecommunications–1.14%

Avaya Inc. (i)	7.00%	04/01/19	1,515	1,488,291
Goodman Networks Inc.	12.13%	07/01/18	5,089	5,438,869
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/20	219	227,760
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/21	699	676,283
Windstream Corp.	7.50%	06/01/22	2,565	2,648,362
Windstream Corp.	6.38%	08/01/23	22	21,285
				10,500,850

Utilities–0.29%

Calpine Corp. (i)	6.00%	01/15/22	478	512,655
Calpine Corp. (i)	7.88%	01/15/23	1	555
Calpine Corp. (i)	7.50%	02/15/21	1	1,073
NRG Energy Inc. (i)	6.25%	07/15/22	891	919,958
NRG Energy Inc.	6.63%	03/15/23	1,191	1,253,527
				2,687,768
Total Bonds and Notes				77,993,166

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–7.09%

Apidos Cinco CDO (i)(j)	4.48%	05/14/20	$772,000	$768,063
Apidos CLO IX (i)(j)	6.73%	07/15/23	2,154,120	2,148,519
Apidos CLO X (i)(j)	6.48%	10/30/22	2,846,000	2,852,546
Apidos CLO XI (i)(j)	5.48%	01/17/23	3,967,500	3,752,858
Apidos CLO XV (i)(j)	4.98%	10/20/25	1,500,000	1,367,850
Apidos Quattro CDO (i)(j)	3.83%	01/20/19	1,040,000	1,031,160
Ares XI CLO, Ltd. (i)(j)	3.23%	10/11/21	1,851,000	1,826,937
Atrium X CDO (i)(j)	4.73%	07/16/25	3,196,000	2,901,009
Babson CLO Ltd. 2007-I (i)(j)	3.48%	01/18/21	773,000	745,790
Babson CLO Ltd. 2013-II (i)(j)	4.73%	01/18/25	2,631,000	2,372,110
Carlyle Global Market Strategies 2012-3 (i)(j)	5.73%	10/14/24	693,000	665,765
Dryden Senior Loan Fund 2013-30 (i)(j)	5.23%	10/15/25	1,053,000	974,867
Flagship CLO VI (i)(j)	4.98%	06/10/21	2,564,515	2,561,182
Flagship CLO VI (i)(j)	4.98%	06/10/21	755,342	754,360
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.83%	04/24/21	1,009,000	972,777
ING Investment Management CLO 2012-3, Ltd. (i)(j)	6.08%	10/15/22	1,026,000	1,001,992
ING Investment Management CLO 2012-4, Ltd. (i)(j)	5.98%	10/15/23	3,875,000	3,774,250
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.23%	04/15/24	2,200,000	2,046,000
ING Investment Management CLO 2013-3 (i)(j)	4.73%	01/18/26	1,767,000	1,580,228
ING Investment Management CLO III, Ltd. (i)(j)	3.73%	12/13/20	3,038,000	2,974,202
ING Investment Management CLO IV, Ltd. (i)(j)	4.48%	06/14/22	437,000	433,242
Keuka Park CLO 2013-1 (i)(j)	4.73%	10/21/24	365,000	327,661
KKR Financial CLO 2012-1 (i)(j)	5.73%	12/15/24	4,025,000	3,882,112
KKR Financial CLO 2013-1 (i)(j)	4.98%	07/15/25	2,115,000	1,891,444
Madison Park Funding X, Ltd. (i)(j)	5.48%	01/20/25	1,103,000	1,064,947
Madison Park Funding XIV, Ltd. (i)(j)	4.98%	07/20/26	650,000	589,810
Madison Park Funding XIV, Ltd. (i)(j)	5.63%	07/20/26	950,000	830,870
Marine Park CLO 2012-1 (i)(j)	5.98%	05/18/23	1,298,000	1,267,886
Octagon Investment Partners XIV Ltd. (i)(j)	5.48%	01/15/24	1,043,000	976,457
Octagon Investment Partners XVIII Ltd. (i)(j)	5.48%	12/16/24	2,631,000	2,466,562
Pacifica CDO VI, Ltd. (i)(j)	3.98%	08/15/21	1,247,000	1,189,638
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.22%	07/25/26	930,000	839,325
Sierra CLO II Ltd. (i)(j)	3.73%	01/22/21	1,829,000	1,820,770
Silverado CLO 2006-II Ltd. (i)(j)	3.98%	10/16/20	2,210,000	2,148,120
Slater Mill Loan Fund, LP (i)(j)	5.73%	08/17/22	2,085,000	2,042,466
Symphony CLO IX, Ltd. (i)(j)	5.23%	04/16/22	4,258,000	4,135,795
Symphony CLO VIII Ltd. (i)(j)	6.23%	01/09/23	2,588,000	2,590,588
Total Structured Products				65,570,158

Common Stocks & Other Equity Interests–2.71%

			Shares

Aerospace & Defense–0.02%

IAP Worldwide Services (i)(k)			192	153,334

Building & Development–1.43%

Axia Inc., (Acquired 05/30/08; Cost $2,673,763) (f)(i)(k)			595	3,135,150
Building Materials Holding Corp. (i)(k)			923,526	7,619,089
Lake at Las Vegas Joint Venture, LLC, Class A, (Acquired 07/15/10; Cost $7,937,680) (i)(k)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B, (Acquired 07/15/10; Cost $93,970) (i)(k)			9	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Building & Development–(continued)
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 Acquired 07/15/10; Cost $0) (i)(k)	39	$0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	76	0
Newhall Holding Co., LLC Class A (i)(k)	346,692	1,213,422
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(k)	24,000	0
WCI Communities, Inc. (k)	69,585	1,294,285
		13,261,946

Business Equipment & Services–0.00%

Comdisco, Inc. (k)	7	42

Chemicals & Plastics–0.00%

Lyondell Chemical Co. Class A, (l)	383	30,203

Conglomerates–0.04%

Euramax International, Inc. (i)(k)	4,207	315,532

Cosmetics & Toiletries–0.02%

Marietta Intermediate Holding Corp. (i)(k)	2,023,400	127,474
Marietta Intermediate Holding Corp. Wts. expiring 02/20/19 (Acquired 12/22/04; Cost $0) (i)(k)	247,917	0
		127,474

Drugs–0.00%

BPA Laboratories, Class A Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(k)	5,562	0
BPA Laboratories, Class B Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(k)	8,918	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(k)	1,482	14,816
RJO Holdings Corp. Class A (i)(k)	1,142	571
RJO Holdings Corp. Class B (i)(k)	1,667	833
		16,220

Home Furnishings–0.07%

Quality Home Brands Holdings LLC (i)(k)	4,863	680,820

Lodging & Casinos–0.42%

Twin River Management Group (i)(l)	134,134	3,912,286

Publishing–0.70%

Affiliated Media, Inc. (i)(k)	46,746	1,752,961
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (f)(i)(k)	5,882	0
F&W Publications, Inc. (i)(k)	15,519	1,163,910
MC Communications, LLC (Acquired 07/02/09; Cost $0) (i)(k)	333,084	0
Merrill Communications LLC Class A (i)(k)	399,283	2,295,877
Tribune Co. Class A (l)(m)	16,474	1,119,573
Tribune Publishing Co. (k)(l)	4,118	86,849
		6,419,170

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Retailers (except Food & Drug)–0.01%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(k)	27,462	$112,320

Telecommunications–0.00%

CTM Media Holdings Inc. (l)	127	13,970
Total Common Stocks & Other Equity Interests		25,043,317

Preferred Stocks–0.02%

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $101,952) (i)(k)	432	101,952

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(k)	324	21,090

Utilities–0.01%

Genie Energy Ltd. (l)	7,632	50,829
Total Preferred Stocks		173,871

Money Market Funds–2.03%

Liquid Assets Portfolio –Institutional Class (n)	9,369,855	9,369,855
Premier Portfolio –Institutional Class (n)	9,369,855	9,369,855
Total Money Market Funds		18,739,710
TOTAL INVESTMENTS(o)–153.32% (Cost $1,432,624,678)		1,418,275,903
BORROWINGS–(36.00)%		(333,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.51)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(3.81)%		(35,209,475)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$925,066,428

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	This variable rate interest will settle after November 30, 2014, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.
(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	0.00%	5.00%
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Texas Competitive Electric Holdings Co. LLC, PIK Term Loan	4.65	4.65
(f)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2014 was $3,280,218, which represented less than 1% of the Trust’s Net Assets. See Note 3.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at November 30, 2014 represented less than 1% of the Trust’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $125,988,000, which represented 13.62% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(k)	Non-income producing securities acquired through the restructuring of senior loans.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Security acquired as part of a bankruptcy restructuring.
(n)	The money market fund and the Trust are affiliated by having the same investment adviser.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Senior Income Trust

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Concentration – To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such

Invesco Senior Income Trust

J.	Leverage Risk – (continued)

leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

For the nine months ending November 30, 2014, there were transfers from Level 2 to Level 1 of $1,359,126 due to securities trading on exchange, from Level 2 to Level 3 of $31,655,864 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $45,769,283 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,155,123,993	$75,631,688	$1,230,755,681
Bonds & Notes	—	74,519,125	3,474,041	77,993,166
Structured Products	—	65,570,158	—	65,570,158
Equity Securities	21,335,461	15,356,208	7,265,229	43,956,898
Total Investments	$21,335,461	$1,310,569,484	$86,370,958	$1,418,275,903

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued discounts (premiums)	Net realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2014
Variable Rate Senior Loan Interests	$57,047,983	$27,929,273	$(22,444,740)	$105,360	$(6,451,005)	$6,011,110	$26,511,459	$(13,077,752)	$75,631,688
Bonds & Notes	821,026	—	—	—	—	(410,513)	3,063,528	—	3,474,041
Equity Securities	13,813,485	310,246	—	—	(6,292,167)	9,346,309	1,752,961	(11,665,605)	7,265,229
Total	$71,682,494	$28,239,519	$(22,444,740)	$105,360	$(12,743,172)	$14,946,906	$31,327,948	$(24,743,357)	$86,370,958

Invesco Senior Income Trust

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a trust holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/14	Interest Income
Axia Inc., Common Shares	$2,554,566	$—	$—	$580,584	$—	$3,135,150	$—
Axia Inc., PIK Second Lien Term Loan A	614,057	19,507	(633,564)	1,066,489	(1,066,489)	—	24,505
Axia Inc., Second Lien Term Loan B	958,906	—	(958,906)	1,798,765	(1,798,765)	—	17,180
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	1,763,139	—	(1,487,878)	(130,202)	9	145,068	181,097
Endurance Business Media, Inc., Class A Common Shares(a)	0	—	(0)	6,292,167	(6,292,167)	—	—
Endurance Business Media, Inc., First Lien Term Loan(a)	879,320	—	(764,386)	3,563,141	(3,678,075)	—	—
Total	$6,769,988	$19,507	$(3,844,734)	$13,170,944	$(12,835,487)	$3,280,218	$222,782
(a) As of November 30, 2014, this security is no longer considered an affiliate of the Trust.

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of November 30, 2014. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Term Loan	$1,871,971	$1,811,918
Delta Airlines, Inc.	Revolver Loan	1,075,818	1,046,233
Delta Airlines, Inc.	Revolver Loan	7,315,565	7,169,254
Equinox Holdings Inc.	Revolver Loan	730,484	677,524
Getty Images, Inc.	Revolver Loan	2,879,059	2,504,782
Hearthside Group Holdings, LLC	Revolver Loan	1,374,404	1,367,140
H.J. Heinz Co.	Revolver Loan	7,110,239	7,047,349
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	5,726
Realogy Corp.	Revolver Loan	2,886,336	2,785,315
Surgical Care Affiliates, LLC	Revolver Loan B	2,659,735	2,631,276
Trans Union LLC	Revolver Loan	832,052	819,771
York Risk Services Holding Corp.	Delayed Draw Term Loan	208,532	208,207
		$28,960,437	$28,074,495

Invesco Senior Income Trust

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $821,929,643 and $772,051,982, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,836,422
Aggregate unrealized (depreciation) of investment securities	(55,604,471)
Net unrealized appreciation (depreciation) of investment securities	$(23,768,049)
Cost of investments for tax purposes is $1,442,043,952.

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,879,059	$2,504,782
Citibank, N.A.	2,886,336	2,785,315
Goldman Sachs Lending Partners LLC	9,105,094	8,902,563
Total	$14,870,489	$14,192,660

Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.